DERIVATIVE INSTRUMENTS (Fair Value of Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments	$ (16)	$ 152
Foreign exchange contracts [Member] | Derivatives designated and qualified as cash flow hedging instruments [Member] | Other accounts receivable and prepaid expenses [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments		152
Foreign exchange contracts [Member] | Derivatives designated and qualified as cash flow hedging instruments [Member] | Other account payables and accrued expenses [Member]
Derivatives, Fair Value [Line Items]
Fair value of derivative instruments	$ (16)